INVESTMENT IN SUBSIDIARY UNDERTAKINGS OF THE BANK (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of interests in subsidiaries [Abstract]
Schedule of Investment in Subsidiary Undertakings of the Bank

	2020	2019
	£m	£m
At 1 January	34,084	32,656
Additions and capital injections	1,055	1,766
Capital contributions	33	53
Capital repayments	(1,801)	(212)
Disposals	(18)	(20)
Impairment[1]	—	(159)
At 31 December	33,353	34,084
1During the year ended 31 December 2019 the Bank wrote-down the carrying value of its investments in certain subsidiaries, following a review of their financial position and anticipated future activities.